Income Taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]
13.	Income Taxes

a)	Effective tax rate

The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:

	Year ended December 31,
	2020	2019
Loss for the year before taxes	$(20,830)	$(57,903)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(5,624)	(15,634)
Difference in foreign tax rates	(303)	(914)
Non-deductible items	—	541
Change in unrecognized deferred tax and other items	5,927	16,007
Income Tax Expense / (Recovery)	$—	$—

b)	Deferred income tax assets and liabilities

Deferred income tax assets and liabilities have been recognized in respect of the following items:

	Year ended December 31,
	2020	2019
Non-capital loss carry forward assets	$17,738	$16,994
Mineral property acquisition, exploration and development costs	(17,738)	(16,994)
Net deferred income tax liabilities	$—	$—

Deferred income tax assets have not yet been recognized in respect of the following items:

	Year ended December 31,
	2020	2019
Non-capital loss carry forward assets	$46,414	$41,104
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,690	2,690
Other assets	4,186	4,288
Unrecognized deferred income tax assets	$53,650	$48,442

As at December 31, 2020, the Company has Canadian non-capital loss carry forwards of approximately $60.1 million (December 31, 2019 - $53.8 million), which expire between 2026 and 2040.  The Company also has US federal non-capital loss carry forwards of approximately $167.5 million (December 31, 2019 - $152.3 million), of which approximately $134.2 million were generated prior to 2018 and expire between 2021 and 2037.  The remaining $33.3 million were generated in tax years since 2018 and do not expire.  The Company’s US state non-capital loss carry forwards expire between 2021 and 2035.  Further, US net operating loss carry forwards may be subject to an annual limitation in the event of a 50% or greater change of ownership within a 3 year period as defined under Section 382 of the Internal Revenue Code.

The Company is not recognizing these deferred tax assets because they relate to entities with a history of losses and there is not convincing evidence that future taxable income will enable timely offset.